                            GROUP VARIABLE CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

     SUPPLEMENT DATED AUGUST 30, 2006 TO THE PROSPECTUS DATED JULY 1, 2006

              SUPPLEMENT DATED AUGUST 30, 2006 TO YOUR PROSPECTUS

WM SUB-ACCOUNT CLOSURES

The following WM Fund Sub-Accounts will be closed to all Contracts issued on or after September 1, 2006:

X  Equity Income

X  Mid Cap Stock

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6017